PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Total cost		$ 18,482	$ 19,815
Total accumulated depriciation		7,200	10,688
Depreciated cost		11,282	9,127
Factory Building [Member]
Total cost		1,722	2,081
Total accumulated depriciation		1,743	2,058
Machinery and Equipment [Member]
Total cost	[1]	13,592	14,641
Total accumulated depriciation		5,133	8,043
Office Furniture and Equipment [Member]
Total cost		930	1,089
Total accumulated depriciation		191	389
Leasehold Improvements [Member]
Total cost		2,238	2,004
Total accumulated depriciation		$ 133	$ 198

[1]	As of June 30, 2020 and December 31, 2019, $423 and $459 relate to construction-in-process of production infrastructure, respectively.